SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-Lived Assets and Intangible Assets with Definite Lives (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets with definite lives
ROU asset, impairment charges			$ 0.1	$ 48.2
Impairment of leasehold improvements					$ 7.0
Meredith Corporation
Intangible assets with definite lives
Impairment charges	$ 70.0	$ 21.3
ROU asset, impairment charges	44.7	14.3		$ 44.7	$ 14.3
Impairment of leasehold improvements	$ 25.3	$ 7.0